Related Party Loans - Schedule of Debt and Interest Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Loan from a Director [Member]
Related Party Transaction [Line Items]
Total interest payable	$ 2,145
Total debt and interest payable	254,449
Loan from a Shareholder [Member]
Related Party Transaction [Line Items]
Total interest payable	408
Total debt and interest payable	$ 103,877